SOFTWARE DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2020
SOFTWARE DEVELOPMENT COSTS [Abstract]
Schedule of Software Development Costs

These software products were developed by a third party and had passed the preliminary project stage prior to capitalization.

	December 31,	December 31,
	2020	2019
Software development costs	$60,000	$60,000
Less: Accumulated amortization	(60,000)	(40,000)
	$—	$20,000